Long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Long Term Debt

Long-term debt as of March 31, 2012 and March 31, 2013 was comprised of the following:

	As of March 31,
	2012	2013	2013
	(In millions)
Subordinated debt	Rs.111,056.5	Rs.171,867.5	US$	3,152.4
Others	67,310.1	123,352.2		2,262.5

Total	Rs.178,366.6	Rs.295,219.7	US$	5,414.9

Schedule of Long-term Debt Instruments

The below table presents the balance of long term debt as of March 31, 2012 and March 31, 2013 and the related contractual rates and maturity dates:

	Years ended March 31,
	2012			2013
	Maturity / Call dates	Stated interest rates	Total	Maturity / Call dates	Stated interest rates	Total	Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2014 - 2022	5.90% to 10.70%	Rs.69,810.0	2014 - 2023	5.90% to 10.70%	Rs.130,280.0	US$	2,389.6
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%	34,159.0	2016 - 2021	8.70% to 10.85%	34,159.0		626.5
Variable rate	2016 - 2017	LIBOR+1.2	5,087.5	2016 - 2017	LIBOR+1.2	5,428.5		99.6
Perpetual debt	2016 - 2017	9.92%	2,000.0	2016 - 2017	9.92%	2,000.0		36.7
Others
Variable rate—(1)	2012 - 2015	1.41% to 2.30%	31,033.8	2013 - 2017	1.30% to 2.94%	49,586.9		909.5
Variable rate—(2)	2012 - 2019	10.50% to 10.85%	10,983.9	2014 - 2018	9.75 % to 11.10%	55,285.1		1,014.0
Fixed rate	2012 - 2019	8.00% to 11.50%	25,292.4	2014 - 2018	8.00% to 10.30%	18,480.2		339.0

Total			Rs.178,366.6			Rs.295,219.7	US$	5,414.9

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2013
	(In millions)
Due in the fiscal year ending March 31:
2014	Rs.	8,943.1	US$	164.0
2015		44,351.3		813.5
2016		34,129.9		626.0
2017		15,013.6		275.4
2018		41,224.3		756.1
Thereafter (1)		149,557.5		2,743.2

Total	Rs.	293,219.7	US$	5,378.2

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.